Dividends - Dividends to the parent company (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Equity [Line Items]
Dividends	[1]	£ 546	£ 968	£ 1,054
Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share)		£ 0.392	£ 0.941	£ 1.067
Dividends	[1]	£ 535	£ 961	£ 1,052
First Interim Dividend, Current Year | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share)		£ 0.124	£ 0	£ 0
First Special Dividend, Current Year | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share)		0	0.941	1.067
Second Special Dividend, Current Year | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share)		0.126	0	0
Third Interim Dividend, Current Year | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends paid on ordinary shares per share (in GBP per share)		£ 0.142	£ 0	£ 0
Additional Tier 1 Instrument
Disclosure Of Other Equity [Line Items]
Dividends		£ 223	£ 211	£ 202
Additional Tier 1 Instrument | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		223	211	202
Ordinary shares
Disclosure Of Other Equity [Line Items]
Dividends		312	750	850
Ordinary shares | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		312	750	850
Ordinary shares | First Interim Dividend, Current Year | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		99	0	0
Ordinary shares | First Special Dividend, Current Year | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		0	750	850
Ordinary shares | Second Special Dividend, Current Year | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		100	0	0
Ordinary shares | Third Interim Dividend, Current Year | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		113	0	0
Preference shares | Total share- holders’ equity
Disclosure Of Other Equity [Line Items]
Dividends		£ 0	£ 0	£ 0
Dividends (in GBP per share)		£ 0.001	£ 0.001	£ 0.001

[1]	The dividends to the parent company includes dividend on ordinary share capital £312m (2023: £750m and 2022: £850m) and coupon payments on additional tier 1 instrument £223m (2023: £211m and 2022: £202m).